Pensions and post-retirement benefits - Disclosure of balance sheet reconciliation (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Sep. 30, 2024 GBP (£)	Sep. 30, 2023 GBP (£)
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	£ 3,401
Current service cost	(180)		£ (165)	£ (227)
Interest costs or income on scheme liabilities or assets	154		222	122
Net defined benefit liability (asset), end of period	3,023		3,401
Net surplus	3,023		3,401
Retirement benefit assets	3,263		3,667
Retirement benefit liabilities	(240)		(266)
Of which relates to UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	3,616
Benefits paid	1,189		1,075
Net defined benefit liability (asset), end of period	3,199		3,616
Net surplus	3,199		3,616		£ 1,750	£ (2,020)
Retirement benefit assets	3,199		3,616
Retirement benefit liabilities	0		0
Retirement benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(21,513)	$ (21,513)	(20,881)
Current service cost	(180)		(165)
Interest costs or income on scheme liabilities or assets	(933)		(959)
Remeasurement (loss)/gain – financial	1,794		(708)
Remeasurement (loss)/gain – demographic	12		311
Remeasurement (loss)/gain – experience	(55)		(264)
Employee contributions	(6)		(5)
Benefits paid	1,230		1,115
Exchange and other movements	51		43
Net defined benefit liability (asset), end of period	(19,600)		(21,513)	(20,881)
Retirement benefit obligations | Of which relates to UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(20,618)		(19,990)
Current service cost	(155)		(141)
Interest costs or income on scheme liabilities or assets	(901)		(929)
Remeasurement (loss)/gain – financial	1,797		(683)
Remeasurement (loss)/gain – demographic	13		310
Remeasurement (loss)/gain – experience	(54)		(260)
Employee contributions	0		(1)
Benefits paid	1,189		1,075
Exchange and other movements	0		1
Net defined benefit liability (asset), end of period	(18,729)		(20,618)	(19,990)
Fair value of plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	24,914		25,360
Interest costs or income on scheme liabilities or assets	1,087		1,181
Employer contribution	37		54
Remeasurement – return on scheme assets (less)/greater than discount rate	(2,192)		(532)
Employee contributions	6		5
Benefits paid	(1,221)		(1,115)
Exchange and other movements	(8)		(39)
Net defined benefit liability (asset), end of period	22,623		24,914	25,360
Fair value of plan assets | Of which relates to UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	24,234		24,680
Interest costs or income on scheme liabilities or assets	1,062		1,155
Employer contribution	22		39
Remeasurement – return on scheme assets (less)/greater than discount rate	(2,184)		(548)
Employee contributions	0		1
Benefits paid	(1,189)		(1,075)
Exchange and other movements	(17)		(18)
Net defined benefit liability (asset), end of period	£ 21,928		£ 24,234	£ 24,680